Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
5. Balance Sheet Components
Restricted Cash
As of December 31, 2024 and 2023, the restricted cash balance of $3.3 million was related to collateral for the Company’s building leases in San Jose, CA and Tijuana, Mexico (see Note 6).
Accounts Receivable
The following table presents the activity in the Company’s allowance for credit losses (in thousands):

Balance as of December 31, 2023	$203
Increase in allowance	2,381
Write-offs	(7)

Balance as of December 31, 2024	$2,577

Inventories
Inventories consist of the following (in thousands):

	December 31,
	2024	2023
Raw materials	$25,703	$18,706
Work in process	9,973	8,728
Finished goods	23,711	21,781

Total inventories	$59,387	$49,215

Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Tablos under operating leases	$238	$522
Computers and software	4,783	5,148
Furniture and fixtures	1,910	1,983
Machinery and equipment	11,905	11,602
Leasehold improvements	9,685	9,621
Construction in progress	637	769

Total property and equipment	$29,158	$29,645
Less: accumulated depreciation and amortization	(21,025)	(16,372)

Property and equipment, net	$8,133	$13,273

Total depreciation and amortization expense for the years ended December 31, 2024, 2023 and 2022, was $5.7 million, $5.8 million, and $5.2 million, respectively.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2024	2023
Inventory	$2,079	$3,395
Research and development expenses	219	1,050
Professional services	1,084	1,153
Customer rebates	1,733	2,100
Other	3,090	5,761

Total accrued expenses and other current liabilities	$8,205	$13,459

Accrued Warranty Liability
The change in accrued warranty liability is presented in the following table (in thousands):

	December 31,
	2024	2023
Balance as of December 31, 2023	$3,712	$3,620
Additions charged to cost of product revenue	1,908	5,172
Consumption	(3,682)	(5,080)

Balance as of December 31, 2024	$1,938	$3,712